Investments	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments [Abstract]
Investments

16 Investments

Accounting policy

Investments, other than investments in joint arrangements and associates, are stated in the statement of financial position at fair value. Changes in the fair value of investments held as part of the venture capital portfolio are reported in disposals and other non-operating items in the income statement. All items recognised in the income statement relating to investments, other than investments in joint arrangements and associates, are reported as disposals and other non-operating items.

Venture capital investments and equity investments represent interests in listed and unlisted securities. The fair value of  listed securities is based on quoted prices in active markets. The fair value of unlisted securities is based on management’s estimate of fair value based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. Advice from valuation experts is used as appropriate.

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value.

	2020	2019
	£m	£m
Investments in joint ventures	103	118
Venture capital investments	259	133
Total	362	251

The value of venture capital investments and equity investments has been determined by reference to quoted prices in active markets, other observable market inputs or, when these are not available, by reference to inputs we believe would reflect the assumptions market participants would use. Venture capital investments include a £173m investment in Palantir Technologies Inc which listed on the    Nasdaq during 2020. The valuation of the investment is based on Palantir’s share price on 31 December 2020 of $23.55. Gains and losses included in the consolidated income statement are provided in note 8.

An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2020	2019
	£m	£m
At start of year	118	104
Share of results of joint ventures	15	41
Dividends received from joint ventures	(31)	(34)
Additions	—	24
Disposals	—	(11)
Exchange translation differences	1	(6)
At end of year	103	118

Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX’s share
	2020	2019
	£m	£m
Revenue	60	123
Net profit for the year	15	41
Total assets	84	112
Total liabilities	(45)	(58)
Net assets	39	54
Goodwill	64	64
Total	103	118

The Group’s consolidated other comprehensive income includes no income or losses relating to joint ventures in either period.